Earnings Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings per share
23.	Earnings per share

Basic and diluted earnings per share amounts are calculated by dividing the profit for the year by the weighted average number of common shares and investment shares outstanding during the year.

The Group does not have potential common shares with a dilutive effect as of December 31, 2024, 2023 and 2022.

The calculation of basic and diluted earnings per share is shown below:

	2024	2023	2022

Numerator
Net profit attributable to the owners of the Holding Company	198,875	168,900	176,828
Denominator
Weighted average number of common and investment shares (thousands of shares)	428,107	428,107	428,107

Basic and diluted earnings per share (S/)	0.46	0.39	0.41

There have been no other transactions involving common shares or investment shares between the reporting date and the date of the authorization of these consolidated financial statements.